Intangible Assets, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

6. INTANGIBLE ASSETS, NET

	June 30, 2025		December 31, 2024
	USD	AED	AED
Balance at the beginning of the year	10,236	37,585	-
Addition during the period	11,122	40,844	47,716
Disposals during the period	-	-	-
Amortization for the period	(1,972)	(7,242)	(10,131)
Balance at the end of the period	19,386	71,187	37,585

7. INTANGIBLE ASSETS

	December 31, 2024		December 31, 2023
	USD	AED	AED
Balance at the beginning of the year	-	-	-
Addition during the period	12,995	47,716	-
Disposals during the period	-	-	-
Amortization for the period	(2,759)	(10,131)	-
Balance at the end of the period	10,236	37,585	-